UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21724

AGIC International & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	February 28, 2013

Date of reporting period:	May 31, 2012

Item 1: Schedule of Investments

AGIC International & Premium Strategy Fund Schedule of Investments

May 31, 2012 (unaudited)

Shares		Value*
COMMON STOCK—97.1%
Australia—8.2%
Biotechnology—4.7%
123,948	CSL Ltd.	$4,539,115

Commercial Services & Supplies—0.7%
189,217	Downer EDI Ltd. (b)	605,144

Metals & Mining—2.8%
55,687	BHP Billiton Ltd.	1,716,562
18,601	Newcrest Mining Ltd.	450,505
9,801	Rio Tinto Ltd.	542,538
		2,709,605
Belgium—0.9%
Chemicals—0.7%
25,259	Tessenderlo Chemie NV	654,484

Oil, Gas & Consumable Fuels—0.2%
27,391	Euronav NV (b)	211,687

China—0.1%
Personal Products—0.1%
465,000	Real Nutriceutical Group Ltd.	124,819

Denmark—0.6%
Construction & Engineering—0.6%
9,950	FLSmidth & Co. A/S	526,387

Electrical Equipment—0.0%
4,800	Vestas Wind Systems A/S (b)	29,508

Finland—1.0%
Auto Components—0.5%
13,200	Nokian Renkaat Oyj	497,534

Communications Equipment—0.5%
178,126	Nokia Oyj	467,737

France—5.4%
Automobiles—0.2%
14,943	Peugeot S.A.	147,890

Commercial Banks—0.9%
27,495	BNP Paribas S.A.	880,998

Diversified Telecommunication Services—1.9%
118,394	France Telecom S.A.	1,486,959
22,107	Vivendi S.A.	357,869
		1,844,828

AGIC International & Premium Strategy Fund Schedule of Investments

May 31, 2012 (unaudited) (continued)

Shares		Value*
Electric Utilities—0.2%
9,219	Electricite de France S.A.	$177,766

Electrical Equipment—0.6%
19,616	Alstom S.A.	571,495

Oil, Gas & Consumable Fuels—1.6%
36,497	Total S.A.	1,572,984

Germany—5.9%
Automobiles—1.0%
21,187	Daimler AG	985,891

Chemicals—1.4%
34,176	K&S AG	1,372,064

Electric Utilities—0.8%
38,991	E.ON AG	715,090

Financial Services—0.8%
15,459	Deutsche Boerse AG	739,721

Multi-Utilities—0.6%
16,213	RWE AG	594,026

Pharmaceuticals—1.1%
17,065	Bayer AG	1,083,081

Semiconductors & Semiconductor Equipment—0.2%
11,500	Aixtron SE	168,998

Greece—0.0%
Commercial Banks—0.0%
29,019	National Bank of Greece S.A. (b)	35,892

Hong Kong—3.1%
Airlines—0.7%
425,000	Cathay Pacific Airways Ltd.	654,660

Real Estate Management & Development—2.4%
180,000	Hang Lung Group Ltd.	1,050,020
159,500	Kerry Properties Ltd.	638,493
586,000	New World Development Ltd.	627,590
		2,316,103
Ireland—0.0%
Insurance—0.0%
48,618	Irish Life & Permanent Group Holdings PLC (b)	1,563

Italy—2.2%
Electric Utilities—0.8%
271,908	Enel SpA	775,503

AGIC International & Premium Strategy Fund Schedule of Investments

May 31, 2012 (unaudited) (continued)

Shares		Value*
Oil, Gas & Consumable Fuels—1.4%
66,956	Eni SpA	$1,289,864

Japan—18.4%
Auto Components—0.5%
29,200	Tokai Rika Co., Ltd.	478,392

Automobiles—1.9%
48,300	Toyota Motor Corp.	1,856,158

Beverages—0.4%
34,000	Kirin Holdings Co., Ltd.	390,255

Building Products—0.8%
29,500	Daikin Industries Ltd.	757,903

Commercial Banks—0.8%
81,900	Resona Holdings, Inc.	308,076
16,700	Sumitomo Mitsui Financial Group, Inc.	486,581
		794,657
Construction & Engineering—0.4%
64,000	Kinden Corp.	411,151

Diversified Telecommunication Services—2.2%
48,700	Nippon Telegraph & Telephone Corp.	2,096,765

Electronic Equipment, Instruments & Components—0.2%
27,300	Mitsumi Electric Co., Ltd.	183,619

Leisure Equipment & Products—2.5%
22,000	Nikon Corp.	609,922
36,200	Sankyo Co., Ltd.	1,742,420
		2,352,342
Machinery—1.6%
138,000	Hino Motors Ltd.	914,183
36,500	Shima Seiki Manufacturing Ltd.	568,690
		1,482,873
Marine—2.0%
133,000	Kawasaki Kisen Kaisha Ltd. (b)	244,291
147,000	Mitsui OSK Lines Ltd.	516,471
450,000	Nippon Yusen KK	1,200,145
		1,960,907
Multiline Retail—0.2%
88,500	Daiei, Inc. (b)	218,963

Pharmaceuticals—0.8%
10,500	Astellas Pharma, Inc.	412,330
19,700	Daiichi Sankyo Co., Ltd.	316,839
		729,169

AGIC International & Premium Strategy Fund Schedule of Investments

May 31, 2012 (unaudited) (continued)

Shares		Value*
Road & Rail—0.5%
8,600	East Japan Railway Co.	$511,341

Software—0.2%
1,300	Nintendo Co., Ltd.	150,497

Tobacco—0.1%
16	Japan Tobacco, Inc.	89,029

Trading Companies & Distributors—2.1%
545,900	Sojitz Corp.	861,468
87,500	Sumitomo Corp.	1,173,121
		2,034,589
Wireless Telecommunication Services—1.2%
119	KDDI Corp.	734,793
282	NTT DoCoMo, Inc.	449,886
		1,184,679
Norway—4.7%
Chemicals—2.5%
63,200	Yara International ASA	2,396,507

Commercial Banks—2.2%
232,600	DnB ASA	2,106,682

Singapore—0.8%
Airlines—0.8%
99,000	Singapore Airlines Ltd.	796,377

Spain—5.1%
Commercial Banks—1.4%
260,361	Banco Santander S.A.	1,386,928

Construction & Engineering—0.1%
5,517	ACS Actividades de Construcciones y Servicios S.A.	92,100

Diversified Telecommunication Services—2.5%
216,087	Telefonica S.A.	2,405,309

Electric Utilities—0.6%
162,409	Iberdrola S.A.	618,379

Insurance—0.5%
226,669	Mapfre S.A.	440,227

Sweden—1.4%
Commercial Banks—0.7%
95,400	Nordea Bank AB	709,346

Personal Products—0.7%
20,850	Oriflame Cosmetics S.A. SDR	628,540

AGIC International & Premium Strategy Fund Schedule of Investments

May 31, 2012 (unaudited) (continued)

Shares		Value*
Switzerland—9.2%
Chemicals—1.3%
3,892	Syngenta AG	$1,253,587

Electrical Equipment—1.7%
101,818	ABB Ltd. (b)	1,606,276

Food Products—0.3%
6,148	Nestle S.A.	348,865

Insurance—3.1%
14,565	Zurich Financial Services AG (b)	2,993,879

Pharmaceuticals—2.1%
12,695	Roche Holdings AG	1,986,764

Textiles, Apparel & Luxury Goods—0.7%
1,640	Swatch Group AG	634,310

United Kingdom—30.1%
Aerospace & Defense—0.2%
56,269	BAE Systems PLC	237,772

Capital Markets—0.3%
53,500	ICAP PLC	281,648

Commercial Banks—2.2%
98,123	Barclays PLC	269,212
133,443	Royal Bank of Scotland Group PLC (b)	41,359
88,325	Standard Chartered PLC	1,788,410
		2,098,981
Food & Staples Retailing—2.0%
462,495	WM Morrison Supermarkets PLC	1,972,404

Food Products—4.2%
127,149	Unilever PLC	4,000,957

Industrial Conglomerates—0.2%
17,062	Cookson Group PLC	165,679

Insurance—2.3%
665,456	Old Mutual PLC	1,458,161
227,246	Standard Life PLC	719,880
		2,178,041
Metals & Mining—3.8%
32,097	Anglo American PLC	978,318
67,080	BHP Billiton PLC	1,757,819
22,080	Rio Tinto PLC	949,958
		3,686,095

AGIC International & Premium Strategy Fund Schedule of Investments

May 31, 2012 (unaudited) (continued)

Shares		Value*
Oil, Gas & Consumable Fuels—6.5%
302,677	BP PLC	$1,839,971
	Royal Dutch Shell PLC,
76,148	Class A	2,366,891
64,079	Class B	2,059,760
		6,266,622
Pharmaceuticals—0.3%
12,796	GlaxoSmithKline PLC	283,547

Road & Rail—1.0%
265,208	Stagecoach Group PLC	958,759

Tobacco—2.8%
36,306	British American Tobacco PLC	1,716,021
26,250	Imperial Tobacco Group PLC	949,629
		2,665,650
Wireless Telecommunication Services—4.3%
1,536,950	Vodafone Group PLC	4,099,018
	Total Common Stock (cost—$196,592,528)	93,276,975

PREFERRED STOCK—0.5%
Germany—0.5%
Media—0.5%
23,486	ProSiebenSat.1 Media AG (cost—$782,459)	495,610

Principal
Amount
(000s)
Repurchase Agreements—1.6%
$1,502	State Street Bank & Trust Co., dated 5/31/12, 0.01%, due 6/1/12, proceeds $1,502,000; collateralized by U.S. Treasury Notes, 0.875%, due 12/31/16, valued at $1,532,505 including accrued interest (cost—$1,502,000)	1,502,000

	Total Investments (cost—$198,876,987) (a)(c)—99.2%	95,274,585
	Other assets less liabilities—0.8%	815,742
	Net Assets—100%	$96,090,327

Notes to Schedule of Investments:

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and these differences could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)                             Securities with an aggregate value of $93,771,022, representing 97.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)                            Non-income producing.

(c)                             At May 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $199,024,717. Gross unrealized appreciation was $21,479; gross unrealized depreciation was $(103,771,611); and net unrealized depreciation was $(103,750,132). The difference between book and tax cost basis was attributable to wash sales loss deferrals.

Glossary:

SDR - Swedish Depository Receipt

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2012 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	5/31/12
Investments in Securities - Assets
Common Stock:
Ireland	$1,563	—	—	$1,563
All Other	—	$93,275,412	—	93,275,412
Preferred Stock	—	495,610	—	495,610
Repurchase Agreements	—	1,502,000	—	1,502,000
Total Investments	$1,563	$95,273,022	—	$95,274,585

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2012.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC International & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 11, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 11, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 11, 2012